Estimated Fair Value of Financial Instruments (Tables)	6 Months Ended
Sep. 30, 2024
Fair Value Disclosures [Abstract]
Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value
The following information is provided to help readers gain an understanding of the relationship between carrying amounts of financial instruments reported in the Company’s consolidated balance sheets and the related market or fair value. The disclosures do not include net investment in leases, equity method investments, pension obligations and insurance contracts and reinsurance contracts except for those classified as investment contracts.
March 31, 2024

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,032,810	¥1,032,810	¥1,032,810	¥0	¥0
Restricted cash	152,497	152,497	152,497	0	0
Installment loans (net of allowance for credit losses)	3,918,504	3,899,688	0	163,536	3,736,152
Equity securities*1	415,607	415,607	108,964	143,786	162,857
Available-for-sale debt securities	2,665,478	2,665,478	11,491	2,334,690	319,297
Other Assets:
Time deposits	2,033	2,033	0	2,033	0
Derivative assets*2	25,490	25,490	0	0	0
Reinsurance recoverables (Investment contracts)	4,592	4,550	0	0	4,550
Liabilities:
Short-term debt	¥574,095	¥574,095	¥0	¥574,095	¥0
Deposits	2,074,828	2,073,845	0	2,073,845	0
Policy liabilities and Policy account balances (Investment contracts)	122,686	121,966	0	0	121,966
Long-term debt	5,626,376	5,594,888	0	1,769,943	3,824,945
Accounts payable (Contingent consideration)	14,136	14,136	0	0	14,136
Other Liabilities:
Derivative liabilities *2	48,190	48,190	0	0	0

*1	The amount of ¥85,280 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”

September 30, 2024

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,168,945	¥1,168,945	¥1,168,945	¥0	¥0
Restricted cash	134,675	134,675	134,675	0	0
Installment loans (net of allowance for credit losses)	3,791,074	3,776,163	0	58,707	3,717,456
Equity securities*1	399,999	399,999	105,116	129,231	165,652
Available-for-sale debt securities	2,601,080	2,601,080	12,328	2,352,451	236,301
Other Assets:
Time deposits	3,948	3,948	0	3,948	0
Derivative assets*2	33,151	33,151	0	0	0
Reinsurance recoverables (Investment contracts)	4,262	4,224	0	0	4,224
Liabilities:
Short-term debt	¥744,478	¥744,478	¥0	¥744,478	¥0
Deposits	2,116,378	2,112,604	0	2,112,604	0
Policy liabilities and Policy account balances (Investment contracts)	113,239	112,041	0	0	112,041
Long-term debt	5,494,639	5,470,547	0	1,679,789	3,790,758
Accounts payable (Contingent consideration)	14,174	14,174	0	0	14,174
Other Liabilities:
Derivative liabilities *2	55,766	55,766	0	0	0

*1	The amount of ¥95,317 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”